Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class C [Member]	Additional Paid-in Capital [Member]	Common Equity Pre Combination [Member]		AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	[1]					$ 43,312		$ (329)	$ (15,847)	$ 2,613	$ 29,749
Beginning balance, shares at Dec. 31, 2019						100,905,894
Stock-based compensation						$ 290					290
Foreign currency translation adjustments								161		221	382
Net loss									(24,061)	(344)	(24,405)
Stock options exercised						$ 1					1
Stock options exercised, shares						12,181
Issuance of Series B Convertible Preferred Stock, net of issuance costs of $5,958						$ 73,870					73,870
Issuance of Series B Convertible Preferred Stock, net of issuance costs of $5,958, shares						28,881,924
Payment of Promissory Note by Common Shareholder						$ 100					100
Ending balance, value at Dec. 31, 2020	[2]					$ 117,573		(168)	(39,908)	2,490	79,987
Ending balance, shares at Dec. 31, 2020						129,800,000	[1]
Foreign currency translation adjustments								(197)		(66)	(263)
Net loss									(11,580)	(508)	(12,088)
Stock-based compensation pre Business Combination						370					370
Ending balance, value at Mar. 31, 2021						$ 117,943		(365)	(51,488)	1,916	68,006
Ending balance, shares at Mar. 31, 2021						129,800,000
Beginning balance, value at Dec. 31, 2020	[2]					$ 117,573		(168)	(39,908)	2,490	79,987
Beginning balance, shares at Dec. 31, 2020						129,800,000	[1]
Warrants exercised					139					(121)	18
Warrants exercised, shares		1,200
Foreign currency translation adjustments								(265)		(401)	(666)
Net loss									(30,553)	(42,708)	(73,261)
Stock-based compensation pre Business Combination						370					370
Recapitalization transaction, net of transaction costs of $45.7 million		$ 5	$ 5	$ 8	168,234	$ (117,943)				291,811	342,120
Recapitalization transaction, net of transaction costs of $45.7 million, shares		51,729,704	51,636,922	78,163,078		(129,800,000)
Stock-based compensation post Business Combination					2,719					685	3,404
Adjustment to noncontrolling interest upon issuance of incentive units at AST LLC					63					(63)
Stock options exercised, shares											15,227
Ending balance, value at Dec. 31, 2021		$ 5	$ 5	$ 8	171,155			(433)	(70,461)	251,693	$ 351,972
Ending balance, shares at Dec. 31, 2021		51,730,904	51,636,922	78,163,078
Stock-based compensation					1,606					604	2,210
Issuance of equity under employee stock plan					(228)					258	30
Vesting of restricted stock units					83					(83)
Vesting of restricted stock units, shares		51,250
Warrants exercised					92					(91)	1
Warrants exercised, shares		100
Foreign currency translation adjustments								(72)		(360)	(432)
Net loss									(10,721)	(27,182)	$ (37,903)
Stock options exercised, shares											558,550
Ending balance, value at Mar. 31, 2022		$ 5	$ 5	$ 8	$ 172,708			$ (505)	$ (81,182)	$ 224,839	$ 315,878
Ending balance, shares at Mar. 31, 2022		51,782,254	51,636,922,000	78,163,078

[1]	Previously reported amounts have been adjusted for the retroactive application of the recapitalization related to the Business Combination. Refer to Note 3 for further information.
[2]	Previously reported amounts have been adjusted for the retroactive application of the recapitalization related to the Business Combination. Refer to Note 3 for further information.